Intangible Assets, net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets Net
Amortization expense	$ 73,000	$ 80,000	$ 300,000	$ 400,000
Impairment charges			$ 0	$ 0